UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02277

Value Line Capital Appreciation Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 9/30/18 is included with this Form.

Value Line Capital Appreciation Fund, Inc.

Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (84.2%)
	COMMUNICATION SERVICES (15.0%)
	ENTERTAINMENT (1.0%)
200,000	Lions Gate Entertainment Corp. Class A (1)	$4,878,000
	INTERNET (8.4%)
12,000	Alphabet, Inc. Class A *	14,484,960
83,000	Facebook, Inc. Class A *	13,650,180
26,000	Netflix, Inc. *	9,727,380
140,000	Tencent Holdings, Ltd. ADR (1)	5,717,600
		43,580,120
	MEDIA (1.4%)
93,000	Comcast Corp. Class A	3,293,130
33,000	Walt Disney Co. (The)	3,859,020
		7,152,150
	SOFTWARE (4.2%)
198,000	Activision Blizzard, Inc.	16,471,620
45,000	Electronic Arts, Inc. *	5,422,050
		21,893,670
		77,503,940
	CONSUMER DISCRETIONARY (13.3%)
	APPAREL (0.7%)
41,000	NIKE, Inc. Class B	3,473,520
	ENTERTAINMENT (1.6%)
30,000	Vail Resorts, Inc.	8,232,600
	INTERNET (7.2%)
87,000	Alibaba Group Holding, Ltd. ADR *	14,334,120
8,000	Amazon.com, Inc. *	16,024,000
50,000	GrubHub, Inc. *	6,931,000
		37,289,120
	RETAIL (3.8%)
21,000	Home Depot, Inc.	4,350,150
68,000	Starbucks Corp.	3,865,120
50,000	TJX Companies, Inc. (The)	5,601,000
21,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	5,924,520
		19,740,790
		68,736,030
	CONSUMER STAPLES (3.1%)
	BEVERAGES (2.3%)
40,000	Constellation Brands, Inc. Class A	8,624,800
57,000	Monster Beverage Corp. *	3,321,960
		11,946,760
	COSMETICS & PERSONAL CARE (0.8%)
28,000	Estee Lauder Companies, Inc. (The) Class A	4,068,960
		16,015,720
	ENERGY (3.6%)
	OIL & GAS (3.6%)
83,000	Anadarko Petroleum Corp.	5,595,030
41,000	Diamondback Energy, Inc. (1)	5,542,790
23,000	Pioneer Natural Resources Co.	4,006,370
57,000	Schlumberger Ltd.	3,472,440
		18,616,630
		18,616,630
	FINANCIALS (7.1%)
	BANKS (4.4%)
310,000	Bank of America Corp.	9,132,600
95,000	Citigroup, Inc.	6,815,300
62,000	JPMorgan Chase & Co.	6,996,080
		22,943,980
	DIVERSIFIED FINANCIAL SERVICES (2.7%)
8,000	BlackRock, Inc.	3,770,640
160,000	Blackstone Group L.P. (The)	6,092,800
86,000	Charles Schwab Corp. (The)	4,226,900
		14,090,340
		37,034,320
	HEALTHCARE (25.7%)
	BIOTECHNOLOGY (17.3%)
140,000	Alexion Pharmaceuticals, Inc. *	19,461,400
490,000	Amarin Corp. PLC ADR *	7,972,300
22,000	Biogen, Inc. *	7,772,820
67,000	BioMarin Pharmaceutical, Inc. *	6,496,990
170,000	Celgene Corp. *	15,213,300
120,000	Exact Sciences Corp. *(1)	9,470,400
510,000	Exelixis, Inc. *	9,037,200
40,000	Intercept Pharmaceuticals, Inc. *(1)	5,054,400
48,000	Vertex Pharmaceuticals, Inc. *	9,251,520
		89,730,330
	HEALTHCARE PRODUCTS (1.9%)
39,000	Edwards Lifesciences Corp. *	6,789,900
53,000	Nevro Corp. *	3,021,000
		9,810,900
	PHARMACEUTICALS (5.5%)
37,000	DexCom, Inc. *	5,292,480
24,000	Jazz Pharmaceuticals PLC *	4,035,120
102,000	Pfizer, Inc.	4,495,140
280,000	TESARO, Inc. *(1)	10,922,800
41,000	Zoetis, Inc.	3,753,960
		28,499,500
	SOFTWARE (1.0%)
70,000	Medidata Solutions, Inc. *(1)	5,131,700
		133,172,430
	INDUSTRIALS (0.8%)
	AIRLINES (0.8%)
70,000	Delta Air Lines, Inc.	4,048,100

1

September 30, 2018

Shares		Value
	INFORMATION TECHNOLOGY (15.0%)
	COMMERCIAL SERVICES (1.3%)
78,000	PayPal Holdings, Inc. *	6,851,520
	COMPUTERS (1.4%)
32,000	Apple, Inc.	7,223,680
	DIVERSIFIED FINANCIAL SERVICES (2.9%)
101,000	Visa, Inc. Class A (1)	15,159,090
	INTERNET (1.5%)
108,000	Zendesk, Inc. *	7,668,000
	SEMICONDUCTORS (3.7%)
18,000	Broadcom, Inc.	4,441,140
170,000	Micron Technology, Inc. *	7,689,100
82,000	NXP Semiconductors N.V.	7,011,000
		19,141,240
	SOFTWARE (3.5%)
21,000	Adobe Systems, Inc. *	5,668,950
34,000	Salesforce.com, Inc. *	5,407,020
35,000	ServiceNow, Inc. *	6,847,050
		17,923,020
	TELECOMMUNICATIONS (0.7%)
80,000	Cisco Systems, Inc.	3,892,000
		77,858,550
	REAL ESTATE (0.6%)
	REITS (0.6%)
22,000	American Tower Corp. REIT	3,196,600
	TOTAL COMMON STOCKS (Cost $324,347,792) (84.2%)	436,182,320

Principal Amount		Value
ASSET-BACKED SECURITIES (0.9%)
$400,000	Capital One Multi-Asset Execution Trust, Series 2016-A4, Class A4, 1.33%, 6/15/22	394,881
220,183	CarMax Auto Owner Trust, Series 2015-1, Class A4, 1.83%, 7/15/20	219,533
53,931	CarMax Auto Owner Trust, Series 2015-4, Class A3, 1.56%, 11/16/20	53,724
250,000	Cedar Funding VII Clo, Ltd., Series 2018-7A, Class A1, 3-month LIBOR + 1.00%, 3.35%, 1/20/31 (2)(3)	249,738
208,000	Chase Issuance Trust, Series 2012-A7, Class A7, 2.16%, 9/15/24	199,594
150,000	Chrysler Capital Auto Receivables Trust, Series 2016-AA, Class A4, 1.96%, 1/18/22 (2)	149,484
350,000	Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75%, 11/19/21	345,531
150,000	Citibank Credit Card Issuance Trust, Series 2014-A1, Class A1, 2.88%, 1/23/23	149,220
250,000	Ford Credit Auto Owner Trust/Ford Credit, Series 2014-1, Class A, 2.26%, 11/15/25 (2)	249,182
750,000	Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class A1, 2.16%, 9/15/22	735,496
250,000	GM Financial Automobile Leasing Trust, Series 2017-3, Class A4, 2.12%, 9/20/21	246,748
250,000	GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B, 2.41%, 5/17/21 (2)	249,017
460,000	Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3, 1.97%, 7/15/20 (2)	457,186
875,000	Nissan Auto Receivables Owner Trust, Series 2017-A, Class A3, 1.74%, 8/16/21	864,757
100,000	Synchrony Credit Card Master Note Trust, Series 2015-1, Class A, 2.37%, 3/15/23	98,978
	TOTAL ASSET-BACKED SECURITIES (Cost $4,682,921) (0.9%)	4,663,069
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.0%)
350,000	Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class AAB, 3.37%, 10/10/47	348,372
100,000	COMM Mortgage Trust, Series 2014-UBS2, Class AM, 4.20%, 3/10/47	101,124
94,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K715, Class A2, 2.86%, 1/25/21	93,497
100,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K029, Class A2, 3.32%, 2/25/23 (3)	100,459
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K033, Class A2, 3.06%, 7/25/23 (3)	248,053
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K034, Class A2, 3.53%, 7/25/23 (3)	253,129
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K728, Class A2, 3.06%, 8/25/24 (3)	246,694
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K047, Class A2, 3.33%, 5/25/25 (3)	249,535
250,000	FHLMC Multifamily Structured Pass-Through Certificates, Series K074, Class A2, 3.60%, 1/25/28	249,845
250,000	FREMF Mortgage Trust, Series 2013-K24, Class B, 3.62%, 11/25/45 (2)(3)	248,013
120,000	FREMF Mortgage Trust, Series 2013-K713, Class B, 3.26%, 4/25/46 (2)(3)	119,631
250,000	FREMF Mortgage Trust, Series 2014-K717, Class B, 3.75%, 11/25/47 (2)(3)	250,057
179,827	GNMA, Series 2013-12, Class AB, 1.83%, 11/16/52	169,529
150,000	GNMA, Series 2013-12, Class B, 2.11%, 11/16/52 (3)	138,188

2

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
230,907	GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/45	231,223
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20, Class A4, 3.25%, 2/15/48	243,128
250,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	243,973
385,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/46	380,830
150,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A2, 2.66%, 2/15/48	148,852
200,000	Wells Fargo Commercial Mortgage Trust, Series 2015-NXS1, Class A2, 2.63%, 5/15/48	199,016
349,000	Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A4, 2.94%, 10/15/49	328,574
213,910	Wells Fargo Commercial Mortgage Trust, Series 2017-C40, Class A1, 2.11%, 10/15/50	209,062
200,000	WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44	201,579
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $5,153,756) (1.0%)	5,002,363
CORPORATE BONDS & NOTES (3.0%)
	BASIC MATERIALS (0.1%)
	CHEMICALS (0.1%)
225,000	Celanese U.S. Holdings LLC, Guaranteed Notes, 4.63%, 11/15/22	229,281
200,000	LYB International Finance B.V., Guaranteed Notes, 4.00%, 7/15/23	200,178
		429,459
	IRON & STEEL (0.0%)
132,000	Vale Overseas, Ltd., Guaranteed Notes, 4.38%, 1/11/22 (1)	132,990
		562,449
	COMMUNICATIONS (0.3%)
	INTERNET (0.1%)
255,000	Amazon.com, Inc., Senior Unsecured Notes, 4.80%, 12/5/34	278,182
175,000	Netflix, Inc., Senior Unsecured Notes, 5.75%, 3/1/24	179,375
		457,557
	MEDIA (0.1%)
175,000	Charter Communications Operating LLC/Charter Communications Operating Capital, Senior Secured Notes, 4.91%, 7/23/25	177,700
150,000	Discovery Communications LLC, Guaranteed Notes, 4.90%, 3/11/26 (1)	153,951
200,000	Warner Media LLC, Guaranteed Notes, 3.80%, 2/15/27	191,312
		522,963
	TELECOMMUNICATIONS (0.1%)
150,000	AT&T, Inc., Senior Unsecured Notes, 3.80%, 3/1/24 (1)	148,524
250,000	Telefonica Emisiones SAU, Guaranteed Notes, 5.88%, 7/15/19	255,502
250,000	Verizon Communications, Inc., Senior Unsecured Notes, 4.50%, 8/10/33	247,942
		651,968
		1,632,488
	CONSUMER, CYCLICAL (0.2%)
	AUTO MANUFACTURERS (0.1%)
200,000	General Motors Financial Co., Inc., Guaranteed Notes, 3.15%, 1/15/20	199,654
150,000	Toyota Motor Credit Corp. GMTN, Senior Unsecured Notes, 3.45%, 9/20/23	149,605
		349,259
	AUTO PARTS & EQUIPMENT (0.0%)
175,000	Dana, Inc., Senior Unsecured Notes, 5.50%, 12/15/24	173,075
	HOME BUILDERS (0.1%)
150,000	D.R. Horton, Inc., Guaranteed Notes, 4.00%, 2/15/20	150,905
150,000	PulteGroup, Inc., Guaranteed Notes, 4.25%, 3/1/21	150,563
100,000	Toll Brothers Finance Corp., Guaranteed Notes, 4.88%, 11/15/25	98,250
		399,718
	LODGING (0.0%)
125,000	Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Guaranteed Notes, 4.63%, 4/1/25	121,718
		1,043,770
	CONSUMER, NON-CYCLICAL (0.3%)
	BIOTECHNOLOGY (0.0%)
200,000	Gilead Sciences, Inc., Senior Unsecured Notes, 2.35%, 2/1/20	198,337
	COMMERCIAL SERVICES (0.1%)
100,000	Service Corp. International, Senior Unsecured Notes, 5.38%, 1/15/22	101,250

3

September 30, 2018

Principal Amount		Value
150,000	Total System Services, Inc., Senior Unsecured Notes, 4.80%, 4/1/26	154,348
100,000	United Rentals North America, Inc., Guaranteed Notes, 5.50%, 5/15/27	98,875
		354,473
	HEALTHCARE PRODUCTS (0.0%)
150,000	Abbott Laboratories, Senior Unsecured Notes, 3.75%, 11/30/26	149,579
	HEALTHCARE SERVICES (0.1%)
125,000	HCA, Inc., Guaranteed Notes, 5.38%, 2/1/25	127,500
150,000	LifePoint Health, Inc., Guaranteed Notes, 5.50%, 12/1/21	152,462
100,000	NYU Langone Hospitals, Secured Notes, 4.78%, 7/1/44	105,758
100,000	UnitedHealth Group, Inc., Senior Unsecured Notes, 4.63%, 11/15/41	104,985
		490,705
	PHARMACEUTICALS (0.1%)
150,000	AbbVie, Inc., Senior Unsecured Notes, 4.88%, 11/14/48	147,583
250,000	CVS Health Corp., Senior Unsecured Notes, 3.35%, 3/9/21 (1)	249,486
175,000	Express Scripts Holding Co., Guaranteed Notes, 4.75%, 11/15/21	180,623
		577,692
		1,770,786
	ENERGY (0.4%)
	OIL & GAS (0.2%)
200,000	Andeavor, Guaranteed Notes, 5.13%, 12/15/26	209,226
250,000	Continental Resources, Inc., Guaranteed Notes, 4.50%, 4/15/23 (1)	254,401
150,000	EQT Corp., Senior Unsecured Notes, 2.50%, 10/1/20	146,418
150,000	Marathon Oil Corp., Senior Unsecured Notes, 3.85%, 6/1/25	146,633
150,000	Murphy Oil Corp., Senior Unsecured Notes, 5.75%, 8/15/25	152,427
200,000	Phillips 66, Guaranteed Notes, 4.30%, 4/1/22	205,654
175,000	Valero Energy Corp., Senior Unsecured Notes, 6.63%, 6/15/37	211,575
		1,326,334
	PIPELINES (0.2%)
150,000	Energy Transfer Partners L.P., Senior Unsecured Notes, 9.00%, 4/15/19	154,657
200,000	Enterprise Products Operating LLC, Guaranteed Notes, 4.85%, 8/15/42	203,867
125,000	Magellan Midstream Partners L.P., Senior Unsecured Notes, 4.25%, 9/15/46	116,624
250,000	MPLX L.P., Senior Unsecured Notes, 4.13%, 3/1/27	243,503
200,000	TransCanada PipeLines, Ltd., Senior Unsecured Notes, 4.88%, 5/15/48	204,421
		923,072
		2,249,406
	FINANCIAL (1.2%)
	BANKS (0.6%)
150,000	Australia & New Zealand Banking Group Ltd., Subordinated Notes, 4.50%, 3/19/24 (2)	149,572
100,000	Banco Bilbao Vizcaya Argentaria S.A., Senior Unsecured Notes, 3.00%, 10/20/20	98,920
150,000	Bank of America Corp. MTN, Subordinated Notes, 4.20%, 8/26/24	150,701
250,000	Capital One Financial Corp., Senior Unsecured Notes, 3.75%, 4/24/24	245,592
150,000	Citigroup, Inc., Subordinated Notes, 5.30%, 5/6/44	156,848
150,000	Fifth Third Bancorp, Senior Unsecured Notes, 2.88%, 7/27/20	149,046
100,000	Goldman Sachs Group, Inc. (The), Subordinated Notes, 6.75%, 10/1/37	120,296
100,000	ING Groep N.V., Senior Unsecured Notes, 4.10%, 10/2/23	100,075
250,000	Kreditanstalt fuer Wiederaufbau, Guaranteed Notes, 2.63%, 4/12/21 (1)	247,823
250,000	Morgan Stanley, Subordinated Notes, 4.88%, 11/1/22	259,022
250,000	Morgan Stanley, Senior Unsecured Notes, 2.80%, 6/16/20	248,036
200,000	PNC Financial Services Group, Inc. (The), Senior Unsecured Notes, 3.30%, 3/8/22	199,180
100,000	Santander Holdings USA, Inc., Senior Unsecured Notes, 2.65%, 4/17/20	98,714
250,000	Societe Generale S.A., Senior Unsecured Notes, 5.20%, 4/15/21	260,348
250,000	Svenska Handelsbanken AB, Guaranteed Notes, 3.35%, 5/24/21	249,600
250,000	Wells Fargo & Co. MTN, Senior Unsecured Notes, 3.50%, 3/8/22 (1)	249,640
		2,983,413
	DIVERSIFIED FINANCIAL SERVICES (0.3%)
210,000	Ally Financial, Inc., Senior Unsecured Notes, 4.13%, 2/13/22	209,738
100,000	BlackRock, Inc., Series 2, Senior Unsecured Notes, 5.00%, 12/10/19	102,516
125,000	CIT Group, Inc., Senior Unsecured Notes, 5.00%, 8/15/22	127,500
250,000	Discover Financial Services, Senior Unsecured Notes, 3.95%, 11/6/24	244,425
250,000	Nomura Holdings, Inc. GMTN, Senior Unsecured Notes, 2.75%, 3/19/19	250,095
150,000	ORIX Corp., Senior Unsecured Notes, 3.25%, 12/4/24	142,807
200,000	Stifel Financial Corp., Senior Unsecured Notes, 4.25%, 7/18/24	199,733
150,000	Synchrony Financial, Senior Unsecured Notes, 3.00%, 8/15/19	149,695
		1,426,509

4

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
	INSURANCE (0.1%)
250,000	American International Group, Inc., Senior Unsecured Notes, 4.88%, 6/1/22	260,512
250,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	256,152
150,000	Prudential Financial, Inc., Junior Subordinated Notes, 3-month LIBOR + 2.67%, 5.70%, 9/15/48 (3)	149,487
150,000	XLIT Ltd., Guaranteed Notes, 5.75%, 10/1/21	158,711
		824,862
	REITS (0.2%)
200,000	AvalonBay Communities, Inc. GMTN, Senior Unsecured Notes, 3.45%, 6/1/25	195,167
100,000	Digital Realty Trust L.P., Guaranteed Notes, 5.25%, 3/15/21	103,540
200,000	EPR Properties, Guaranteed Notes, 5.25%, 7/15/23	205,250
100,000	Hospitality Properties Trust, Senior Unsecured Notes, 4.65%, 3/15/24	99,399
100,000	Host Hotels & Resorts L.P., Senior Unsecured Notes, 5.25%, 3/15/22	103,343
100,000	iStar, Inc., Senior Unsecured Notes, 5.25%, 9/15/22 (1)	98,500
150,000	Welltower, Inc., Senior Unsecured Notes, 4.25%, 4/15/28	147,708
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 7.38%, 10/1/19	104,172
100,000	Weyerhaeuser Co., Senior Unsecured Notes, 6.95%, 10/1/27	117,255
		1,174,334
		6,409,118
	INDUSTRIAL (0.2%)
	AEROSPACE & DEFENSE (0.1%)
250,000	Harris Corp., Senior Unsecured Notes, 4.40%, 6/15/28	250,899
	MACHINERY DIVERSIFIED (0.0%)
200,000	Briggs & Stratton Corp., Guaranteed Notes, 6.88%, 12/15/20	211,500
	MISCELLANEOUS MANUFACTURERS (0.1%)
250,000	Textron, Inc., Senior Unsecured Notes, 3.88%, 3/1/25	245,793
	PACKAGING & CONTAINERS (0.0%)
150,000	Packaging Corp. of America, Senior Unsecured Notes, 3.65%, 9/15/24	147,635
		855,827
	TECHNOLOGY (0.1%)
	SOFTWARE (0.1%)
125,000	Cadence Design Systems, Inc., Senior Unsecured Notes, 4.38%, 10/15/24	125,880
100,000	j2 Cloud Services LLC/j2 Global Co-Obligor, Inc., Guaranteed Notes, 6.00%, 7/15/25 (2)	102,750
200,000	Microsoft Corp., Senior Unsecured Notes, 4.45%, 11/3/45	214,174
		442,804
		442,804
	UTILITIES (0.2%)
	ELECTRIC (0.1%)
150,000	Consolidated Edison Co. of New York, Inc., Senior Unsecured Notes, 4.50%, 12/1/45	153,278
100,000	Exelon Generation Co. LLC, Senior Unsecured Notes, 5.20%, 10/1/19	102,096
250,000	Florida Power & Light Co., 4.05%, 6/1/42	246,963
175,000	ITC Holdings Corp., Senior Unsecured Notes, 3.25%, 6/30/26	164,700
		667,037
	GAS (0.1%)
150,000	National Fuel Gas Co., Senior Unsecured Notes, 5.20%, 7/15/25	152,328
		819,365
	TOTAL CORPORATE BONDS & NOTES (Cost $15,933,951) (3.0%)	15,786,013
FOREIGN GOVERNMENT OBLIGATIONS (0.2%)
200,000	European Bank for Reconstruction & Development GMTN, Senior Unsecured Notes, 2.75%, 3/7/23	197,050
250,000	Export-Import Bank of Korea, Senior Unsecured Notes, 3.00%, 11/1/22	243,404
200,000	Mexico Government International Bond, Senior Unsecured Notes, 4.15%, 3/28/27	196,800
150,000	Panama Government International Bond, Senior Unsecured Notes, 4.00%, 9/22/24	152,027
125,000	Peruvian Government International Bond, Senior Unsecured Notes, 4.13%, 8/25/27 (1)	128,876
100,000	Petroleos Mexicanos, Guaranteed Notes, 6.75%, 9/21/47	95,419
	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $1,043,188) (0.2%)	1,013,576
LONG-TERM MUNICIPAL SECURITIES (0.3%)
	CALIFORNIA (0.1%)
80,000	Los Angeles County Public Works Financing Authority, Build America Bonds, Revenue Bonds, 5.84%, 8/1/21	85,268

5

September 30, 2018

Principal Amount		Value
50,000	University of California Regents Medical Center Pooled Revenue, Revenue Bonds, Build America Bonds, Series H, 6.40%, 5/15/31	59,777
100,000	Yuba Levee Financing Authority, Revenue Bonds, Series B, (BAM), 3.33%, 9/1/23	99,816
		244,861
	NEW YORK (0.1%)
185,000	Metropolitan Transportation Authority, Build America Bonds, Revenue Bonds, Ser. C-1, 5.12%, 11/15/19	188,889
100,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, Revenue Bonds, 4.53%, 11/1/22	103,659
200,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 2.63%, 2/1/23	194,030
250,000	New York City Transitional Finance Authority Future Tax Secured Revenue, Subordinate Bonds, Revenue Bonds, 3.00%, 2/1/26	238,475
		725,053
	TEXAS (0.1%)
250,000	Dallas Independent School District Qualified School Construction Notes, General Obligation Limited, 5.05%, 8/15/33	267,822
250,000	Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Baylor Health Care System Project, Series C, 4.45%, 11/15/43	252,228
		520,050
	TOTAL LONG-TERM MUNICIPAL SECURITIES (Cost $1,501,012) (0.3%)	1,489,964
U.S. GOVERNMENT AGENCY OBLIGATIONS (2.0%)
230,000	FHLB, 3.25%, 3/8/24	232,543
250,000	FHLB, 1.63%, 2/27/19	249,282
750,000	FHLMC, 6.25%, 7/15/32	988,811
212,218	FHLMC, Series 4151, Class PA, 2.00%, 1/15/33	201,330
84,496	FHLMC Gold PC Pool #A47613, 5.00%, 11/1/35	89,096
86,285	FHLMC Gold PC Pool #C09055, 4.00%, 12/1/43	87,495
134,512	FHLMC Gold PC Pool #J17969, 3.00%, 2/1/27	133,522
152,267	FHLMC Gold Pool #A97264, 4.00%, 2/1/41	155,112
242,248	FHLMC Gold Pool #C09027, 3.00%, 2/1/43	233,925
44,827	FHLMC Gold Pool #G08521, 3.00%, 1/1/43	43,284
297,272	FHLMC Gold Pool #J13314, 3.50%, 10/1/25	298,821
99,666	FHLMC Gold Pool #Q06884, 3.50%, 3/1/42	98,863
70,360	FHLMC Gold Pool #Q11077, 3.50%, 9/1/42	69,553
88,889	FHLMC Gold Pool #Q34167, 4.00%, 6/1/45	89,979
429,728	FHLMC Gold Pool #Q41084, 3.50%, 6/1/46	423,757
250,000	FNMA, 2.38%, 1/19/23	243,717
222,839	FNMA Pool #254954, 4.50%, 10/1/23	229,953
127,375	FNMA Pool #745275, 5.00%, 2/1/36	135,282
131,143	FNMA Pool #844809, 5.00%, 11/1/35	139,250
74,594	FNMA Pool #AA0466, 4.50%, 2/1/39	77,694
207,268	FNMA Pool #AB1796, 3.50%, 11/1/40	205,591
72,175	FNMA Pool #AB3218, 3.50%, 7/1/31	71,604
254,728	FNMA Pool #AB3900, 3.00%, 11/1/26	253,126
87,844	FNMA Pool #AC5822, 4.50%, 5/1/40	91,414
135,726	FNMA Pool #AD7128, 4.50%, 7/1/40	141,269
88,997	FNMA Pool #AD8529, 4.50%, 8/1/40	92,614
592	FNMA Pool #AH3226, 5.00%, 2/1/41	630
146,311	FNMA Pool #AH4493, 4.50%, 2/1/41	152,257
95,592	FNMA Pool #AI1019, 4.50%, 5/1/41	99,437
354,137	FNMA Pool #AL0657, 5.00%, 8/1/41	376,811
271,929	FNMA Pool #AQ1853, 3.00%, 11/1/42	262,793
134,231	FNMA Pool #AS0560, 4.50%, 9/1/43	139,274
78,937	FNMA Pool #AS1529, 3.00%, 1/1/29	78,245
43,647	FNMA Pool #AS3789, 4.50%, 11/1/44	45,156
96,143	FNMA Pool #AS4503, 3.00%, 2/1/30	95,299
180,311	FNMA Pool #AS4928, 3.50%, 5/1/45	178,208
82,330	FNMA Pool #AS6205, 3.50%, 11/1/45	81,370
228,745	FNMA Pool #AS7188, 4.00%, 5/1/46	231,265
368,090	FNMA Pool #AS9459, 4.50%, 4/1/47	380,065
47,172	FNMA Pool #AT8849, 4.00%, 6/1/43	47,957
135,127	FNMA Pool #AU1847, 3.00%, 9/1/43	130,412
119,054	FNMA Pool #AU3621, 3.00%, 7/1/43	114,893
303,587	FNMA Pool #AU5409, 3.00%, 8/1/43	290,658
81,748	FNMA Pool #AU5653, 4.00%, 9/1/43	83,039
116,815	FNMA Pool #AU6562, 3.50%, 12/1/43	115,661
67,193	FNMA Pool #AU7025, 3.00%, 11/1/43	64,848
79,441	FNMA Pool #AV3310, 4.50%, 1/1/44	81,978
144,565	FNMA Pool #AY2728, 2.50%, 2/1/30	140,137
150,961	FNMA Pool #AZ2276, 4.00%, 6/1/45	152,574
206,150	FNMA Pool #BA6555, 3.00%, 1/1/46	197,550
140,498	FNMA Pool #BD8211, 4.00%, 4/1/47	141,958
184,734	FNMA REMIC Trust Series 2013-18, Class AE, 2.00%, 3/25/28	176,080
81,484	GNMA I Pool #539285, 3.00%, 5/15/42	79,246
117,900	GNMA II Pool #MA1520, 3.00%, 12/20/43	115,218
182,505	GNMA II Pool #MA1521, 3.50%, 12/20/43	182,513
324,678	GNMA II Pool #MA1839, 4.00%, 4/20/44	332,802
500,000	GNMA II Pool, TBA, 3.00%, 10/1/48	484,219
	TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,465,611) (2.0%)	10,129,440
U.S. TREASURY OBLIGATIONS (1.4%)
320,000	U.S. Treasury Bonds, 4.38%, 2/15/38	377,625
1,532,000	U.S. Treasury Bonds, 2.75%, 8/15/42	1,418,716
690,000	U.S. Treasury Bonds, 3.00%, 2/15/48	664,044
107,000	U.S. Treasury Notes, 1.50%, 5/31/19	106,294

6

Schedule of Investments (unaudited) (continued)

Principal Amount		Value
525,000	U.S. Treasury Notes, 1.38%, 4/30/20	513,618
800,000	U.S. Treasury Notes, 2.00%, 11/30/22	770,781
1,949,000	U.S. Treasury Notes, 2.13%, 7/31/24	1,859,544
1,032,000	U.S. Treasury Notes, 2.25%, 8/15/27	967,822
750,000	U.S. Treasury Notes, 2.75%, 2/15/28	731,221
	TOTAL U.S. TREASURY OBLIGATIONS (Cost $7,566,519) (1.4%)	7,409,665

Shares		Value
SHORT-TERM INVESTMENTS (12.3%)
	MONEY MARKET FUNDS (12.3%)
43,845,139	State Street Institutional U.S. Government Money Market Fund, Premier Class	43,845,139
19,869,897	State Street Navigator Securities Lending Government Money Market Portfolio (4)	19,869,897
	TOTAL SHORT-TERM INVESTMENTS (Cost $63,715,036) (12.3%)	63,715,036
	TOTAL INVESTMENT SECURITIES (105.3%) (Cost $434,409,786)	$545,391,446
EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-5.3%)		(27,308,505)
NET ASSETS (5) (100%)		$518,082,941

*	Non-income producing.
(1)	A portion or all of the security was held on loan. As of September 30, 2018, the market value of the securities on loan was $51,825,600.
(2)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.
(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.
(4)	Securities with an aggregate market value of $51,825,600 were out on loan in exchange for $19,869,897 of cash collateral as of September 30, 2018. The collateral was invested in a cash collateral reinvestment vehicle.
(5)	For federal income tax purposes, the aggregate cost was $434,409,786, aggregate gross unrealized appreciation was $127,706,731, aggregate gross unrealized depreciation was $16,725,071 and the net unrealized appreciation was $110,981,660.
ADR	American Depositary Receipt.
FHLB	Federal Home Loan Bank.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association.
FREMF	Finnish Real Estate Management Federation.
GMTN	Global Medium Term Note.
GNMA	Government National Mortgage Association.
LIBOR	London Interbank Offered Rate.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.

7

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establishes a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1 –	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 –	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

• Level 3 –	Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund's investments in securities as of September 30, 2018:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$436,182,320	$—	$—	$436,182,320
Asset-Backed Securities	—	4,663,069	—	4,663,069
Commercial Mortgage-Backed Securities	—	5,002,363	—	5,002,363
Corporate Bonds & Notes*	—	15,786,013	—	15,786,013
Foreign Government Obligations	—	1,013,576	—	1,013,576
Long-Term Municipal Securities*	—	1,489,964	—	1,489,964
U.S. Government Agency Obligations	—	10,129,440	—	10,129,440
U.S. Treasury Obligations	—	7,409,665	—	7,409,665
Short-Term Investments	63,715,036	—	—	63,715,036
Total Investments in Securities	$499,897,356	$45,494,090	$—	$545,391,446

* See Schedule of Investments for further classification.

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Fund's policy is to recognize transfers between levels at the beginning of the reporting period.

For the period ended September 30, 2018, there were no transfers among levels.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

During the period ended September 30, 2018, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	11/19/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	11/19/2018